Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%

LifePath Retirement Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath® Retirement Portfolio

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%

LifePath 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath 2020 Portfolio®

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%

LifePath 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath® 2025 Portfolio

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%

LifePath 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath 2030 Portfolio®

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%

LifePath 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath® 2035 Portfolio

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%

LifePath 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath 2040 Portfolio®

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%

LifePath 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath® 2045 Portfolio

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%

Lifepath 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath® 2050 Portfolio

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%

LifePath 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock

BLACKROCK FUNDS III

LifePath® 2055 Portfolio

(each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”)

Supplement dated September 30, 2014 to the Prospectus of the LifePath Portfolios,
dated April 30, 2014

Each LifePath Portfolio recently adopted changes to its “glide path,” which shows the target allocation among asset classes as a LifePath Portfolio approaches its target date. As a result of the changes to the LifePath Portfolios’ glide path, the target allocation among asset classes for each LifePath Portfolio is expected to change. In particular, although the new glide path will maintain current target levels of equity exposure at the start of the glide path, the new glide path will target higher levels of equity exposure for the LifePath Portfolios throughout the glide path. The current target asset allocation of each LifePath Portfolio at its retirement date is 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income. Although each LifePath Portfolio’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Portfolio’s target asset allocation at its retirement date is expected to be 40% in underlying funds that invest primarily in equity and 60% in underlying funds that invest primarily in fixed income.

These changes will become effective on or about November 28, 2014.

Investors should review carefully the specific changes to the Prospectus of the LifePath Portfolios, reflecting the changes noted above, which are detailed below.

In connection with the change to each LifePath Portfolio’s glide path as described above, effective on or about November 28, 2014, the Prospectus is amended to reflect the following with respect to each LifePath Portfolio:

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolios approach their target dates:

The following table illustrates each LifePath Portfolio’s current target allocation among asset classes:

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Retirement Portfolio	40%	60%
LifePath 2020 Portfolio®	55%	45%
LifePath® 2025 Portfolio	66%	34%
LifePath 2030 Portfolio®	76%	24%
LifePath® 2035 Portfolio	86%	14%
LifePath 2040 Portfolio®	94%	6%
LifePath® 2045 Portfolio	98%	2%
LifePath® 2050 Portfolio	99%	1%
LifePath® 2055 Portfolio	99%	1%